Crypto assets (Tables) - Exascale Labs Inc. [Member]	9 Months Ended
Mar. 31, 2026
Schedule of digital assets

	Digital assets	USDC
Balance at June 30, 2025	$-	$-
Additions(i)	939,397	4,711,169
Disposals - sold for US dollars	(596,852)	(9,900)
Disposals - others(ii)	(342,545)	(626,854)
Balance at March 31, 2026	$-	$4,074,415

(i)	The Company acquired a total of 939,397 USDT at a cost of $939,397, funded by revenues and collections of other receivables. The Company acquired a total of 4,711,169 USDC at a cost of $4,711,169, funded by revenues, interest income, collections of other receivables and investment proceeds from SAFEs.
(ii)	The Company used digital assets and USDC to settle professional service fees and other expenditures.

Schedule of operating activities

For the Nine Months ended March 31, 2026
Revenue	$(1,197,326)
Other receivables	(1,452,102)
Cost and expenses	969,399
Interest income	(1,138)
Total operating activities settled in digital assets and USDC	$(1,681,167)